Condensed Consolidated Statement of Change In Stockholders Equity (Unaudited) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Stock and warrants issued for cash fair market value	$ 2
Shares issued in exchange for warrants fair market value	$ 2.50